Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 12, 2015
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2005 Fund

T. Rowe Price Target Retirement 2010 Fund

T. Rowe Price Target Retirement 2015 Fund

T. Rowe Price Target Retirement 2020 Fund

T. Rowe Price Target Retirement 2025 Fund

T. Rowe Price Target Retirement 2030 Fund

T. Rowe Price Target Retirement 2035 Fund

T. Rowe Price Target Retirement 2040 Fund

T. Rowe Price Target Retirement 2045 Fund

T. Rowe Price Target Retirement 2050 Fund

T. Rowe Price Target Retirement 2055 Fund

T. Rowe Price Target Retirement 2060 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 1 for the Target Retirement 2005 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	1.52%[c]

Acquired fund fees and expenses	0.45%[c]

Total annual fund operating expenses	1.97%[c]

Fee waiver/expense reimbursement	(1.39)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.58%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.58%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.58%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.58% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$59	$238	$698	$1,977

Effective February 1, 2016, on page 9 for the Target Retirement 2010 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.82%[c]

Acquired fund fees and expenses	0.44%[c]

Total annual fund operating expenses	1.26%[c]

Fee waiver/expense reimbursement	(0.68)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.58%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.58%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.58%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.58% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$59	$211	$509	$1,354

Effective February 1, 2016, on page 17 for the Target Retirement 2015 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.37%[c]

Acquired fund fees and expenses	0.46%[c]

Total annual fund operating expenses	0.83%[c]

Fee waiver/expense reimbursement	(0.22)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.61%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.61%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.61%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.61% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$62	$204	$400	$968

Effective February 1, 2016, on page 24 for the Target Retirement 2020 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.38%[c]

Acquired fund fees and expenses	0.48%[c]

Total annual fund operating expenses	0.86%[c]

Fee waiver/expense reimbursement	(0.22)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.64%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.64%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.64%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.64% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$65	$213	$417	$1,004

Effective February 1, 2016, on page 31 for the Target Retirement 2025 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.47%[c]

Acquired fund fees and expenses	0.51%[c]

Total annual fund operating expenses	0.98%[c]

Fee waiver/expense reimbursement	(0.31)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.67%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.67%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.67%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.67% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$68	$226	$457	$1,122

Effective February 1, 2016, on page 38 for the Target Retirement 2030 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.48%[c]

Acquired fund fees and expenses	0.54%[c]

Total annual fund operating expenses	1.02%[c]

Fee waiver/expense reimbursement	(0.32)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.70%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.70%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.70%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.70% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$72	$236	$476	$1,167

Effective February 1, 2016, on page 45 for the Target Retirement 2035 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.69%[c]

Acquired fund fees and expenses	0.57%[c]

Total annual fund operating expenses	1.26%[c]

Fee waiver/expense reimbursement	(0.53)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.73%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.73%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.73%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.73% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$74	$251	$547	$1,389

Effective February 1, 2016, on page 52 for the Target Retirement 2040 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.83%[c]

Acquired fund fees and expenses	0.59%[c]

Total annual fund operating expenses	1.42%[c]

Fee waiver/expense reimbursement	(0.68)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.74%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.74%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.74%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.74% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$76	$262	$595	$1,537

Effective February 1, 2016, on page 59 for the Target Retirement 2045 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	1.17%[c]

Acquired fund fees and expenses	0.59%[c]

Total annual fund operating expenses	1.76%[c]

Fee waiver/expense reimbursement	(1.02)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.74%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.74%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.74%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.74% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$76	$275	$685	$1,834

Effective February 1, 2016, on page 66 for the Target Retirement 2050 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	2.21%[c]

Acquired fund fees and expenses	0.60%[c]

Total annual fund operating expenses	2.81%[c]

Fee waiver/expense reimbursement	(2.06)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$77	$317	$963	$2,707

Effective February 1, 2016, on page 73 for the Target Retirement 2055 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	3.09%[c]

Acquired fund fees and expenses	0.60%[c]

Total annual fund operating expenses	3.69%[c]

Fee waiver/expense reimbursement	(2.94)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$77	$350	$1,189	$3,384

Effective February 1, 2016, on page 80 for the Target Retirement 2060 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	15.75%[c]

Acquired fund fees and expenses	0.60%[c]

Total annual fund operating expenses	16.35%[c]

Fee waiver/expense reimbursement	(15.60)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed, and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$77	$811	$3,940	$9,135

T. Rowe Price Target Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2005 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 1 for the Target Retirement 2005 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	1.52%[c]

Acquired fund fees and expenses	0.45%[c]

Total annual fund operating expenses	1.97%[c]

Fee waiver/expense reimbursement	(1.39)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.58%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.58%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.58%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.58% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$59	$238	$698	$1,977

T. Rowe Price Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2010 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 9 for the Target Retirement 2010 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.82%[c]

Acquired fund fees and expenses	0.44%[c]

Total annual fund operating expenses	1.26%[c]

Fee waiver/expense reimbursement	(0.68)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.58%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.58%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.58%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.58% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$59	$211	$509	$1,354

T. Rowe Price Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2015 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 17 for the Target Retirement 2015 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.37%[c]

Acquired fund fees and expenses	0.46%[c]

Total annual fund operating expenses	0.83%[c]

Fee waiver/expense reimbursement	(0.22)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.61%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.61%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.61%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.61% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$62	$204	$400	$968

T. Rowe Price Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2020 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 24 for the Target Retirement 2020 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.38%[c]

Acquired fund fees and expenses	0.48%[c]

Total annual fund operating expenses	0.86%[c]

Fee waiver/expense reimbursement	(0.22)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.64%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.64%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.64%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.64% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$65	$213	$417	$1,004

T. Rowe Price Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2025 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 31 for the Target Retirement 2025 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.47%[c]

Acquired fund fees and expenses	0.51%[c]

Total annual fund operating expenses	0.98%[c]

Fee waiver/expense reimbursement	(0.31)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.67%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.67%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.67%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.67% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$68	$226	$457	$1,122

T. Rowe Price Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2030 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 38 for the Target Retirement 2030 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.48%[c]

Acquired fund fees and expenses	0.54%[c]

Total annual fund operating expenses	1.02%[c]

Fee waiver/expense reimbursement	(0.32)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.70%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.70%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.70%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.70% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$72	$236	$476	$1,167

T. Rowe Price Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2035 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 45 for the Target Retirement 2035 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.69%[c]

Acquired fund fees and expenses	0.57%[c]

Total annual fund operating expenses	1.26%[c]

Fee waiver/expense reimbursement	(0.53)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.73%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.73%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.73%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.73% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$74	$251	$547	$1,389

T. Rowe Price Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2040 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 52 for the Target Retirement 2040 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.83%[c]

Acquired fund fees and expenses	0.59%[c]

Total annual fund operating expenses	1.42%[c]

Fee waiver/expense reimbursement	(0.68)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.74%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.74%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.74%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.74% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$76	$262	$595	$1,537

T. Rowe Price Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2045 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 59 for the Target Retirement 2045 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	1.17%[c]

Acquired fund fees and expenses	0.59%[c]

Total annual fund operating expenses	1.76%[c]

Fee waiver/expense reimbursement	(1.02)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.74%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.74%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.74%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.74% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$76	$275	$685	$1,834

T. Rowe Price Target Retirement 2050 Fund.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2050 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 66 for the Target Retirement 2050 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	2.21%[c]

Acquired fund fees and expenses	0.60%[c]

Total annual fund operating expenses	2.81%[c]

Fee waiver/expense reimbursement	(2.06)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$77	$317	$963	$2,707

T. Rowe Price Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2055 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 73 for the Target Retirement 2055 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	3.09%[c]

Acquired fund fees and expenses	0.60%[c]

Total annual fund operating expenses	3.69%[c]

Fee waiver/expense reimbursement	(2.94)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$77	$350	$1,189	$3,384

T. Rowe Price Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2060 Fund

Supplement to Prospectus Dated November 12, 2015

The following information supplements the prospectus for the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplement dated October 1, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund will be replaced by reference to the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 80 for the Target Retirement 2060 Fund, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	15.75%[c]

Acquired fund fees and expenses	0.60%[c]

Total annual fund operating expenses	16.35%[c]

Fee waiver/expense reimbursement	(15.60)%[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%[d]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

c  Restated to reflect current fees.

d  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed, and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$77	$811	$3,940	$9,135